Statements of Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Warrant	$ 20.00
Series B Preferred Stock [Member] | Common Stock [Member]
Stock issued at	3.49
Series B Preferred Stock [Member] | Additional Paid-in Capital [Member]
Warrant	6.25
Warrants Exercisable at $20.00 [Member] | Additional Paid-in Capital [Member]
Warrant	20.00
Warrants Issued for Up-Listing [Member] | Additional Paid-in Capital [Member]
Warrant	0.01
Stock to be Issued for Cash from Warrant Exercises [Member] | Common Stock Warrants To Be Issued [Member]
Stock issued at		$ 5.00
Stock Issued for Services [Member] | Common Stock [Member]
Stock issued at		5.00
Stock to be Issued for Cash [Member] | Common Stock [Member]
Stock issued at		5.00
Stock to be Issued for Cash [Member] | Common Stock To Be Issued [Member]
Stock issued at		5.00
Stock Issued for Cash from Warrant Exercises at $5.00 [Member] | Common Stock [Member]
Stock issued at		5.00
Stock Issued for Cash from Warrant Exercises at $10.00 [Member] | Common Stock [Member]
Stock issued at		10.00
Stock Issued for Conversion of Note Payable and Accrued Interest [Member] | Common Stock [Member]
Conversion of notes payable at		$ 5.00
Common Stock Issued for Uplift [Member] | Common Stock [Member]
Stock issued at	$ 3.49